Finance Expenses, Net (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Expenses Net Abstract [Abstract]
Finance income from contract asset in respect of concession arrangements	$ 17,188	$ 24,310	$ 16,176
Changes in the fair value of financial instruments measured at fair value through profit or loss	2,953	3,145	0
Finance income from foreign currency hedge transactions	0	1,053	0
Finance income from loans which were given to equity- accounted entities	1,166	1,487	1,025
Finance income from deposits in banks	1,669	0	0
Other	365	338	13
Finance income	$ 23,341	$ 30,333	$ 17,214